CONVERTIBLE DEBENTURE	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
CONVERTIBLE DEBENTURE [Text Block]

3.      CONVERTIBLE DEBENTURE

On February 19, 2014, the Company entered into a securities purchase agreement where the Company agreed to sell and issue a note with annual simple interest at 8% (the “Debenture”). A total of $1,000,100 in principal had been received.

On June 13, 2014, the Debenture matured on the closing of the Company’s qualified financing. Upon completion of the qualified financing, the Debenture automatically converted into equity securities of the Company at a price per share equal to 85% of the price per share of the qualified financing. The conversion option of the Debenture was accounted for as a contingent beneficial conversion feature valued at $176,488 which was recorded as interest expense in the Statement of Comprehensive Loss on settlement of the contingency.

4.	CONVERTIBLE DEBENTURE

On February 19, 2014, the Company entered into a securities purchase agreement where the Company agreed to sell and issue a note with annual simple interest at 8% (the "Debenture"). A total of $1,000,100 in principal had been received.

Upon completion of a qualified financing in which the Company was to raise at least $2,000,000, the debenture would automatically convert into equity securities of the Company at a price per share equal to 85% of the price per share of the qualified financing. If a qualified financing did not occur on or before the maturity date, at the option of the Company’s board of directors, the outstanding balance of the debenture would be converted into the Company’s equity securities at a conversion price per common stock determined using a valuation of $8.5 million and the number of shares outstanding at that date.

On June 13, 2014, the Debenture matured on the closing of the Company’s qualified financing. Upon completion of the qualified financing, the Debenture automatically converted into equity securities of the Company at a price per share equal to 85% of the price per share of the qualified financing.

The conversion option of the Debenture was accounted for as a contingent beneficial conversion feature valued at $176,488 which was recorded as interest expense in the Statement of Comprehensive Loss on settlement of the contingency.

Upon conversion of the Debenture, the Company issued a total of 2,564,705 common shares. In addition, the Company paid the Debenture holders $11,131 with respect to the accrued and unpaid interest outstanding.